Share-Based Compensation (Details Textual)	12 Months Ended												12 Months Ended							12 Months Ended								12 Months Ended						12 Months Ended			12 Months Ended							12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 TWD	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2013 Imaging Cayman [Member] USD ($)	Dec. 31, 2012 Imaging Cayman [Member] USD ($)	Dec. 31, 2011 Imaging Cayman [Member] USD ($)	Dec. 31, 2010 Imaging Cayman [Member]	Dec. 31, 2011 Himax Imaging Ltd [Member]	Dec. 31, 2013 Employee Stock Option [Member] USD ($)	Dec. 31, 2012 Employee Stock Option [Member] USD ($)	Dec. 31, 2011 Employee Stock Option [Member] USD ($)	Dec. 31, 2013 Nonvested Shares [Member] USD ($)	Dec. 31, 2007 Stock Options 2007 Plan [Member] USD ($)	Dec. 31, 2007 Stock Options 2007 Plan [Member] TWD	Dec. 20, 2007 Stock Options 2007 Plan [Member]	Dec. 31, 2013 Stock Options 2007 Plan [Member] Employee Stock Option [Member] USD ($)	Dec. 31, 2013 Stock Options 2007 Plan [Member] Employee Stock Option [Member] TWD	Dec. 31, 2013 Stock Options 2009 Plan [Member]	Dec. 31, 2012 Stock Options 2009 Plan [Member]	Dec. 31, 2011 Stock Options 2009 Plan [Member]	Dec. 31, 2009 Stock Options 2009 Plan [Member] USD ($)	Dec. 31, 2009 Stock Options 2009 Plan [Member] TWD	Oct. 20, 2009 Stock Options 2009 Plan [Member]	Dec. 31, 2013 Stock Options 2009 Plan [Member] Employee Stock Option [Member] USD ($)	Dec. 31, 2013 Stock Options 2009 Plan [Member] Employee Stock Option [Member] TWD	Dec. 31, 2013 Stock Options 2012 Plan [Member] USD ($)	Dec. 31, 2013 Stock Options 2012 Plan [Member] TWD	Dec. 31, 2012 Stock Options 2012 Plan [Member]	Jul. 02, 2012 Stock Options 2012 Plan [Member]	Dec. 31, 2013 Stock Options 2013 Plan [Member] USD ($)	Dec. 31, 2013 Stock Options 2013 Plan [Member] TWD	Jul. 01, 2013 Stock Options 2013 Plan [Member]	Dec. 31, 2013 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2011 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2010 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2009 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2008 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2013 Restricted Stock Units (Rsus) [Member] Plan 2011 [Member]	Dec. 31, 2016 Restricted Stock Units (Rsus) [Member] Subsequent Event [Member]	Dec. 31, 2015 Restricted Stock Units (Rsus) [Member] Subsequent Event [Member]	Dec. 31, 2014 Restricted Stock Units (Rsus) [Member] Subsequent Event [Member]	Dec. 31, 2011 Capital Reduction Plan [Member] USD ($)	Dec. 31, 2011 Capital Reduction Plan [Member] TWD
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period																																					867,771	5,522,279	2,727,278	3,488,952	3,577,686	7,108,675
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage																						25.00%	25.00%	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value																																					$ 7,833,000	$ 6,286,000	$ 2,873,000	$ 5,870,000	$ 6,508,000	$ 12,714,000
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Percentage1																																							13.12%	13.12%	13.12%	60.64%
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Percentage2																																						14.68%	14.68%	14.68%	55.96%
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Percentage3																																					10.63%	10.63%	10.63%	68.11%
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Percentage4																																					0.88%	0.88%	97.36%							0.88%
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Percentage5																																					13.88%	58.36%							13.88%	13.88%
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Percentage6																																					88.90%							3.70%	3.70%	3.70%
Market Price Per Share Of American Depositary Shares Underlying Restricted Stock Units Granted	$ 10.15	$ 1.95	$ 1.1		$ 2.47	$ 3.25	$ 2.95
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options																300																					2,711,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																2 months 1 day																					1 year 9 months 22 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Nonvested, Number											5,346,777	1,939,490																									1,511,223	2,637,455	1,172,388	2,688,382			1,511,223
Stock Issued During Period, Shares, Restricted Stock Award, Gross	1,899,910	1,312,844	2,971,212	2,971,212
Nonvested Shares Issued To Employees Description			During 2011, Imaging Cayman granted non-vested shares of Imaging Taiwans ordinary shares to certain employees for their future service, and the employees must pay NT$30 ($1.03) per share.	During 2011, Imaging Cayman granted non-vested shares of Imaging Taiwans ordinary shares to certain employees for their future service, and the employees must pay NT$30 ($1.03) per share.	From September 2007 to December 2010, Himax Imaging Inc. (Imaging Cayman, a consolidated subsidiary) granted non-vested shares of its ordinary shares to certain employees for their future service, and the employees must pay $0.15 or $0.3 (employees hired after March 1, 2009) per share.
Unvested Ordinary Share Exchange Rate			$ 0.36274
Allocated Share-based Compensation Expense	$ 9,673,000	$ 8,222,000	$ 7,063,000					$ 9,000	$ 14,000	$ 71,000			$ 11,000	$ 13,000	$ 219,000																						$ 9,653,000	$ 8,195,000	$ 6,773,000
Ordinary Price Per Share On Date Of Grant			$ 0.72	21
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																			6,800,000								2,300,000						2,000,000			430,000
Equity Issuance, Per Share Amount			$ 1.856	60													$ 0.464	15							$ 0.311	10																					$ 1.244	40
Percentage Of Ratio To Offset Loss			75.00%	75.00%
Expected term (years)																				10 years	10 years							5 years	5 years	3 years	3 years			3 years	3 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Nonvested, Weighted Average Grant Date Fair Value																				$ 0.672	21.6608							$ 0.160	5.2								$ 2.47	$ 1.99	$ 2.68	$ 2.87
Stock Option Exercise Price Per Share																														$ 1.004	30			$ 1	30
Percentage Of Options Vested In One and Half Years After Date Of Grant																																50.00%
Percentage Of Options Vested In Three Years After Date Of Grant																																50.00%